Insurance (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Table]
Insurance service result	$ 322	$ 333
Investment return on securities supporting insurance contracts	131	150
Insurance revenue	1,676	1,542
Insurance service expenses	1,366	1,164
Insurance finance expense	122	$ 125
Other insurance liabilities	160		$ 127
Reinsurance contract assets	$ 708		702
Bottom of range [member]
Disclosure Of Amounts Arising From Insurance Contracts [Table]
Insurance liabilities, discount rate	4.80%	5.50%
Insurance liabilities, discount rate period	1 year
Top of range [member]
Disclosure Of Amounts Arising From Insurance Contracts [Table]
Insurance liabilities, discount rate	5.40%	5.70%
Insurance liabilities, discount rate period	10 years
Property And Casualty Insurance Contracts [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Table]
Insurance revenue	$ 1,326	$ 1,188
Insurance service expenses	1,171	979
Insurance finance expense	121	$ 121
Life And Health Insurance Contracts [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Table]
Other insurance liabilities	$ 110		$ 124